Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2023
Financial Instruments [Abstract]
Schedule of Fair Value Measurement Methods	The approaches, in order of strongest fair value evidence, are detailed as follows:

Valuation Method	Description
Market – Backsolve	The market backsolve approach benchmarks the original issue price (OIP) of the company’s latest funding transaction as current value.
Market/Asset – PWERM	Under a PWERM, the company value is based upon the probability-weighted present value of expected future investment returns, considering each of the possible future outcomes available to the enterprise. Possible future outcomes can include IPO scenarios, potential SPAC transactions, merger and acquisition transactions as well as other similar exit transactions of the investee.
Income Based – DCF	The income approach is used to estimate fair value based on the income streams, such as cash flows or earnings, that an asset or business can be expected to generate.
The methods are detailed as follows:

Allocation Method	Description
OPM	The OPM model treats preferred stock as call options on the enterprise’s equity value, with exercise prices based on the liquidation preferences of the preferred stock.
PWERM	Under a PWERM, share value is based upon the probability-weighted present value of expected future investment returns, considering each of the possible future outcomes available to the enterprise, as well as the rights of each share class.
Hybrid
The hybrid method is a combination of the PWERM and OPM. Under the hybrid method, multiple liquidity scenarios are weighted based on the probability of the scenario's occurrence, similar to the PWERM, while also utilizing the OPM to estimate the allocation of value in one or more of the scenarios.

The Group measures fair value using the following fair value hierarchy that reflects the significance of the inputs used in making the measurements:

Fair Value Hierarchy Level	Description
Level 1	Inputs that are quoted market prices (unadjusted) in active markets for identical instruments.
Level 2	Inputs other than quoted prices included within Level 1 that are observable either directly (i.e. as prices) or indirectly (i.e. derived from prices).
Level 3
Inputs that are unobservable. This category includes all instruments for which the valuation technique includes inputs not based on observable data and the unobservable inputs have a significant effect on the instruments' valuation.

Schedule of Changes in Financial Liabilities, Level 3 Fair Value, Subsidiary Preferred Shares
The following table summarizes the changes in the Group’s subsidiary preferred shares and convertible notes liabilities measured at fair value, which were categorized as Level 3 in the fair value hierarchy:

	Subsidiary Preferred Shares $	Subsidiary Convertible Notes $
Balance at January 1, 2021	118,972	25,000
Value at issuance	37,610	2,215
Conversion to subsidiary preferred shares	25,797	(25,797)
Accrued interest - contractual	—	867
Change in fair value	(8,362)	175
Balance at December 31, 2021 and January 1, 2022	174,017	2,461
Value at issuance	—	393
Accrued interest - contractual	—	48
Deconsolidation - Sonde	(15,853)	(3,403)
Change in fair value	(130,825)	502
Balance at December 31, 2022 and January 1, 2023	27,339	—
Change in fair value	(2,617)	—
Deconsolidation - Vedanta	(24,554)	—
Balance at December 31, 2023	169	—

Schedule of Changes in Assets, Level 3 Fair Value, Investments Held at Fair Value
The following table summarizes the changes in all the Group’s investments held at fair value, which were categorized as Level 3 in the fair value hierarchy:

$
Balance at January 1, 2021	206,892
Cash purchase of Vor preferred shares	500
Reclassification of Vor from level 3 to level 1	(33,365)
Gain/(loss) on change in fair value	65,505
Balance at December 31, 2021	239,533
Deconsolidation of Sonde	11,168
Gelesis Earn-out Shares received in the SPAC exchange	14,214
Exchange of Gelesis preferred shares to Gelesis common shares	(92,303)
Reclassification of Akili to level 1 investment	(128,764)
Gain/(loss) on change in fair value	(31,253)
Balance at December 31, 2022	12,593
Deconsolidation of Vedanta - new investment in Vedanta preferred shares	20,456
Investment in Gelesis 2023 Warrants	1,121
Gain/(loss) on changes in fair value	(9,299)
Balance as of December 31, 2023	24,872

Schedule of Sensitivity Analysis of Fair Value Measurement to Changes in Unobservable Inputs, Liabilities	The significant unobservable inputs used at December 31, 2023 in the fair value measurement of these investments and the sensitivity of the fair value measurements for these investments to changes to these significant unobservable inputs are summarized in the table below.

As of December 31, 2023		Investment (Sonde) Measured through Market Backsolve & OPM
Unobservable Inputs	Input Value	Sensitivity Range	Investment Fair Value Increase/(Decrease) $
Equity Value	53,242	-5%	(464)
		+5%	463
Time to Liquidity	2.00	-6 Months	39
		+ 6 Months	(42)
Volatility	60%	-10%	19
		+10%	(35)

As of December 31, 2023		Investment (Vedanta) Measured through Market Backsolve that Leverages a Monte Carlo Simulation
Unobservable Inputs	Input Value	Sensitivity Range	Investment Fair Value Increase/(Decrease) $
Equity Value	127,883	-5%	(1,416)
		+5%	1,069
Time to Liquidity	1.23	- 6 Months	(3,907)
		+ 6 Months	1,261
Volatility	120%	-10%	(954)
		+10%	474

Schedule of Fair Value Measurement and Classification
The fair value of financial instruments by category as of December 31, 2023 and 2022:

	2023
	Carrying Amount		Fair Value
	Financial Assets $	Financial Liabilities $	Level 1 $	Level 2 $	Level 3 $	Total $
Financial assets[3]:
Money Markets[1,2]	156,705	—	156,705	—	—	156,705
Investment in notes from associates	4,600	—	—	—	4,600	4,600
Investments held at fair value	317,841	—	292,970	—	24,872	317,841
Total financial assets	479,146	—	449,675	—	29,472	479,146
Financial liabilities:
Subsidiary preferred shares	—	169	—	—	169	169
Share-based liability awards	—	4,782	—	—	4,782	4,782
Total financial liabilities	—	4,951	—	—	4,951	4,951
1    Issued by a diverse group of corporations, largely consisting of financial institutions, virtually all of which are investment grade.
2    Included within cash and cash equivalents.
3. Excluded from the table above are short-term investments of $136,062 that are classified at amortized cost as of December 31, 2023. The cost of these short-term investments approximates current fair value.

	2022
	Carrying Amount		Fair Value
	Financial Assets $	Financial Liabilities $	Level 1 $	Level 2 $	Level 3 $	Total $
Financial assets:
Money Markets[1,2]	95,249	—	95,249	—	—	95,249
Short-term investments[1]	200,229	—	200,229	—	—	200,229
Note from associate	16,501	—	—	—	16,501	16,501
Investments held at fair value	251,892	—	239,299	—	12,593	251,892
Trade and other receivables[3]	11,867	—	—	11,867	—	11,867
Total financial assets	575,738	—	534,777	11,867	29,094	575,738
Financial liabilities:
Subsidiary warrant liability	—	47	—	—	47	47
Subsidiary preferred shares	—	27,339	—	—	27,339	27,339
Subsidiary notes payable	—	2,345	—	2,097	248	2,345
Share-based liability awards	—	5,932	4,396	—	1,537	5,932
Total financial liabilities	—	35,664	4,396	2,097	29,171	35,664
1    Issued by a diverse group of corporations, largely consisting of financial institutions, virtually all of which are investment grade.
2    Included within cash and cash equivalents.
3 Outstanding receivables are owed primarily by government agencies and large corporations, virtually all of which are investment grade.